DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Impairment of Long-Lived Assets and Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of Long-Lived Assets
Impairment loss	$ 0	$ 0	$ 0
Revenue Recognition
Number of days of guarantee on home sales	90 days